Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials and packing materials	¥ 32,218		¥ 39,482
Products	396,810		378,801
Less: impairment allowance	(42,974)		(66,193)
Inventories	¥ 386,054	$ 52,889	¥ 352,090